SEGMENT INFORMATION - Consolidated Statements of Income Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	$ 2,859	$ 2,893	$ 5,712	$ 5,849
Depreciation	476	500	936	1,007
Exploration, evaluation and project expenses	100	77	167	138
Other expenses (income)	2	26	(9)	45
Segment income	996	1,037	2,003	2,241
Profit (loss), attributable to non-controlling interests	229	283	497	575
Operating segments
Disclosure of operating segments [line items]
Segment income	912	1,147	2,036	2,325
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	748	572	1,455	1,235
Site operating costs, royalties and community relations	371	267	681	555
Depreciation	80	59	149	127
Exploration, evaluation and project expenses	5	7	7	10
Other expenses (income)	3	(8)	(18)	(9)
Segment income	289	247	636	552
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	284	328	648	620
Site operating costs, royalties and community relations	131	143	283	286
Depreciation	48	66	110	130
Exploration, evaluation and project expenses	4	2	6	5
Other expenses (income)	1	1	1	2
Segment income	100	116	248	197
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	232	235	427	504
Site operating costs, royalties and community relations	117	98	224	198
Depreciation	44	48	86	99
Exploration, evaluation and project expenses	4	0	4	0
Other expenses (income)	0	0	1	0
Segment income	67	89	112	207
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	318	369	656	789
Site operating costs, royalties and community relations	136	122	265	252
Depreciation	60	55	118	116
Exploration, evaluation and project expenses	12	1	14	2
Other expenses (income)	4	9	5	10
Segment income	106	182	254	409
Revenue, attributable to non-controlling interests	130	147	265	321
Cost of sales, attributable to non-controlling interests	78	70	153	146
Profit (loss), attributable to non-controlling interests	47	73	106	171
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	331	329	653	666
Site operating costs, royalties and community relations	129	110	252	225
Depreciation	64	69	127	138
Exploration, evaluation and project expenses	1	5	3	9
Other expenses (income)	5	6	7	14
Segment income	132	139	264	280
Revenue, attributable to non-controlling interests	67	66	131	133
Cost of sales, attributable to non-controlling interests	39	36	76	73
Profit (loss), attributable to non-controlling interests	27	28	54	56
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	145	169	282	323
Site operating costs, royalties and community relations	57	60	112	120
Depreciation	33	36	61	68
Exploration, evaluation and project expenses	1	1	4	1
Other expenses (income)	5	2	15	1
Segment income	49	70	90	133
Operating segments | Veladero
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	119	91	195	148
Site operating costs, royalties and community relations	55	40	90	64
Depreciation	31	20	50	31
Exploration, evaluation and project expenses	1	0	1	0
Other expenses (income)	(1)	2	0	2
Segment income	33	29	54	51
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	149	144	280	263
Site operating costs, royalties and community relations	60	65	110	121
Depreciation	23	12	33	27
Exploration, evaluation and project expenses	1	0	2	0
Other expenses (income)	(1)	1	0	2
Segment income	66	66	135	113
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	118	82	249	132
Site operating costs, royalties and community relations	57	38	119	66
Depreciation	14	13	31	25
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	5	1	6	2
Segment income	42	30	93	39
Operating segments | Other
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	521	719	1,125	1,406
Site operating costs, royalties and community relations	312	305	620	604
Depreciation	110	146	223	288
Exploration, evaluation and project expenses	4	3	7	6
Other expenses (income)	18	16	35	31
Segment income	77	249	240	477
Operating segments | Reportable segments [member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	2,965	3,038	5,970	6,086
Site operating costs, royalties and community relations	1,425	1,248	2,756	2,491
Depreciation	507	524	988	1,049
Exploration, evaluation and project expenses	33	19	48	33
Other expenses (income)	39	30	52	55
Segment income	961	1,217	2,126	2,458
Operating segments | Segment total [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	2,820	2,869	5,688	5,763
Site operating costs, royalties and community relations	1,368	1,188	2,644	2,371
Depreciation	474	488	927	981
Exploration, evaluation and project expenses	32	18	44	32
Other expenses (income)	34	28	37	54
Segment income	912	1,147	2,036	2,325
Accretion expense	9	8	16	13
Operating segments | Nevada Gold Mines [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	549	541	1,105	1,098
Cost of sales, attributable to non-controlling interests	354	314	687	632
Profit (loss), attributable to non-controlling interests	189	224	417	460
Operating segments | North Mara, Bulyanhulu, and Buzwagi [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	43	42	85	74
Cost of sales, attributable to non-controlling interests	25	25	47	48
Profit (loss), attributable to non-controlling interests	17	18	36	26
Operating segments | Tongon [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	9	10	17	20
Cost of sales, attributable to non-controlling interests	9	8	18	16
Profit (loss), attributable to non-controlling interests	(1)	2	(2)	3
Material reconciling items [member] | Kibali [Member]
Disclosure of operating segments [line items]
Revenue (notes 5 and 6)	(145)	(169)	(282)	(323)
Site operating costs, royalties and community relations	(57)	(60)	(112)	(120)
Depreciation	(33)	(36)	(61)	(68)
Exploration, evaluation and project expenses	(1)	(1)	(4)	(1)
Other expenses (income)	(5)	(2)	(15)	(1)
Segment income	$ (49)	$ (70)	$ (90)	$ (133)